Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingent Liabilities [Abstract]
Schedule of off-balance sheet contractual obligations
	2021	2022	2023	2024	2025	Thereafter	Total
Property leases	$1,141	$1,079	$1,065	$1,051	$969	$12,455	$17,760
Capital commitments	32,055	35,057	86,785	—	—	—	153,897
Other operating commitments	32,681	6,483	5,000	4,244	3,808	11,438	63,654
	$65,877	$42,619	$92,850	$5,295	$4,777	$23,893	$235,311